Schedule of Cost of Sales (Details) - AUD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2025	Mar. 31, 2024	Jun. 30, 2024	Jun. 30, 2023
IfrsStatementLineItems [Line Items]
Total cost of sales	$ 8,864,653	$ 5,692,410	$ 27,562,995	$ 21,068,310	$ 27,810,782	$ 24,062,603
Cost of finished goods [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	1,815,995	1,413,261	6,153,704	4,129,874	5,273,627
Cost of material [membr]
IfrsStatementLineItems [Line Items]
Total cost of sales	5,829,288	2,986,965	17,058,568	12,822,389	17,432,898	18,710,436
Direct labor [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	631,045	481,152	1,778,451	1,551,132	1,917,665	2,154,793
Freight and storage [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	324,498	589,684	1,794,815	1,731,300	2,112,109	1,615,464
Depreciation [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	83,823	130,755	251,469	336,009	481,093	547,454
Occupancy costs [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	147,711	79,739	445,098	280,626	341,790	415,436
Repairs and maintenance [member]
IfrsStatementLineItems [Line Items]
Total cost of sales	$ 32,293	$ 10,854	$ 80,890	$ 216,980	$ 251,600	$ 619,020